Goodwill - Schedule of Tabular Form of Allocating Goodwill to Cash Generating Units (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 8,230	$ 7,687
Goodwill Including Preliminary Value	8,230	7,687
Oss [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	3,272	3,056
Utrecht [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 4,958	$ 4,631